ENTITY WIDE DISCLOSURES (Schedule of Summary of Revenues within Geographic Areas) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Geography:
Total	$ 23,032	$ 25,101	$ 44,276	$ 47,555
Americas [Member]
Geography:
Total	12,419	13,032	23,855	25,453
US
Geography:
Total	12,235	12,572	23,304	24,875
Americas Other [Member]
Geography:
Total	184	460	551	578
Germany
Geography:
Total	2,712	2,946	5,045	5,694
Israel [Member]
Geography:
Total	282	306	556	543
EMEA Other [Member]
Geography:
Total	5,740	6,539	11,597	12,600
EMEA [Member]
Geography:
Total	8,734	9,791	17,197	18,837
APAC [Member]
Geography:
Total	$ 1,879	$ 2,278	$ 3,224	$ 3,256